Income taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities				$ 666,317	$ 522,714
Deferred income tax assets				138,281	151,234
Deferred income tax liabilities				804,598	673,948
Unrecognized tax benefits				$ 29,800	$ 31,000
Local statutory tax rate				12.50%	12.50%	12.50%
Valuation allowance on tax assets				$ 92,298	$ 104,858	$ 127,361
Ireland
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities				$ 711,635	$ 572,165
Local statutory tax rate				12.50%	12.50%	12.50%
Valuation allowance on tax assets				$ 3,296	$ 2,928
United States
Income Tax Disclosure [Line Items]
Local statutory tax rate				22.00%	35.70%	36.30%
Valuation allowance on tax assets				$ 57,145	$ 59,983
Tax Cuts And Jobs Act Of 2017, incomplete accounting, change in tax rate, provisional income tax expense (benefit)					$ 22,000
The Netherlands
Income Tax Disclosure [Line Items]
Local statutory tax rate				25.00%	25.00%	25.00%
Valuation allowance on tax assets				$ 15,938	$ 18,240
Tax credit carry back period				1 year
Tax credit carry forward period				9 years
Australia
Income Tax Disclosure [Line Items]
Valuation allowance on tax assets				$ 15,900	$ 23,700
Subsequent Event
Income Tax Disclosure [Line Items]
Tax credit carry forward period			6 years
Subsequent Event | The Netherlands
Income Tax Disclosure [Line Items]
Local statutory tax rate	20.50%	22.55%